Interest in Other Entities (Details) - Schedule of non-controlling interest - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	$ 15,548	$ 2,243
Eventer [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	721	1,136
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	7,199	965
Charging Robotics [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	91	91
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	7,480
Gerd IP [Member]
Interest in Other Entities (Details) - Schedule of non-controlling interest [Line Items]
Balance of Non-controlling interest	$ 57	$ 51